Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Expenses incurred:
Management fees to related parties	$ 0	$ 0	$ 0
Consultant fees to a related party	205	237	209
Expense reimbursement to a related party	35	36	30
Interest expense on cash advance received from controlling shareholder	218	297	370
Compensation paid to a related party	344	364	332
Accounts payable to related parties	117	75	66
Interest payable on cash advance received from controlling shareholder	16	15	269
Receivable from joint venture	$ 1,815	$ 1,543	$ 0